Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Income taxes

9.  Income taxes

Income taxes consist of the following:

	Three months ended March 31
US$ thousand	2023	2022
Current income tax expense	$(2,621)	$(15,237)
Total income tax expense	$(2,621)	$(15,237)

Deferred income tax (expense)/benefit	$(1,359)	$2,264
Total deferred income tax (expense)/benefit	$(1,359)	$2,264
Total income tax expense reported in the interim condensed statement of profit or loss	$(3,981)	$(12,973)

Reconciliation of income tax expense and the accounting profit multiplied by Australia’s domestic tax rate:

US$ thousand	2023	2022
Profit before income taxes	$9,083	$26,512
Income tax expense calculated at the Australian income tax rate of 30% (2022: 30%)	(2,725)	(7,954)
Tax effects of:
Movement in uncertain tax position	(1,256)	(5,019)
Income tax expense	$(3,981)	$(12,973)

Income tax judgements and uncertain tax liabilities

The Company assesses its liabilities and contingencies for all tax years open to audit based upon the latest information available. Inherent uncertainties exist in estimates of tax contingencies due to complexities of interpretation and changes in tax laws. For those matters where it is probable that an adjustment will be made, the Company records its reasonable estimate of these tax liabilities, including related penalty and interest charges. The estimate consists of a transfer pricing matter, in respect of the price charged for commodity sales to Glencore International AG (refer to note 5), that has been open for a number of years and may take several more years to resolve. In recognizing a provision for these taxation exposures, consideration was given to the range of possible outcomes to determine the Company’s best estimate of the amount to provide. As at March 31, 2023 the Company has recognized $49,011 thousand (2022: $47,755 thousand) of uncertain tax liabilities related to possible adverse outcomes of this matter, and income tax payable through a related party loan with Glencore Investment via parent net investment, the head entity of the tax consolidated group (see note 21). The increase in the liability associated with the transfer pricing matter during the three months ended March 31, 2023 of $1,256 thousand (March 31, 2022: $5,019 thousand) reflects the outcome of the latest estimate by the Company, relevant court rulings, and other factual developments.

9.	Income taxes

Income taxes consist of the following:

US$ thousand	2022	2021
Current income tax (expense)/benefit	(19,125)	100,858
Adjustments in respect of current income tax	(1,899)	(1,275)
Total income tax (expense)/benefit	(21,024)	99,583
Deferred income tax benefit/(expense)	3,622	(1,638)
Adjustments in respect of prior year deferred income tax	1,687	2,114
Total deferred income tax benefit	5,309	476
Total income tax (expense)/benefit reported in the statement of profit or loss	(15,715)	100,059

Reconciliation of income tax (expense)/benefit and the accounting profit multiplied by Australia’s domestic tax rate:

US$ thousand	2022	2021
Profit before income taxes	10,356	66,436
Income tax expense calculated at the Australian income tax rate of 30% (2021: 30%)	(3,107)	(19,931)
Tax effects of:
Movement in uncertain tax positions	(12,395)	118,846
Utilization and changes in recognition of tax losses and temporary differences	—	305
Adjustments in respect of prior years	(213)	839
Income tax (expense)/benefit	(15,715)	100,059

9.	Income taxes (continued)

Deferred taxes

Deferred taxes as at December 31, 2022 and 2021 are attributable to the items in the table below:

		Recognized
US$ thousand	2022	in profit or loss	2021
Deferred tax liabilities
Depreciation and amortization	(19,280)	3,092	(22,372)
Provisions and payables	10,611	(1,037)	11,648
Receivables and consumables	(82)	3,253	(3,335)
Total	(8,750)	5,309	(14,059)
Total deferred tax – net	(8,750)	5,309	(14,059)

		Recognized
US$ thousand	2021	in profit or loss	2020
Deferred tax liabilities
Depreciation and amortization	(22,372)	4,039	(26,411)
Provisions and payables	11,648	1,495	10,153
Receivables and consumables	(3,335)	(5,058)	1,723
Total	(14,059)	476	(14,535)
Total deferred tax – net	(14,059)	476	(14,535)

Income tax judgements and uncertain tax liabilities

The Company assesses its liabilities and contingencies for all tax years open to audit based upon the latest information available. Inherent uncertainties exist in estimates of tax contingencies due to complexities of interpretation and changes in tax laws. For those matters where it is probable that an adjustment will be made, the Company records its reasoned estimate of these tax liabilities, including related penalty and interest charges. The estimate consists of a transfer pricing matter, in respect of the price charged for commodity sales to Glencore International AG (refer to note 5), that has been open for a number of years and may take several more years to resolve. In recognizing a provision for the taxation exposures, consideration was given to the range of possible outcomes to determine the Company’s best estimate of the amount to provide. As at December 31, 2022, the Company has recognized $47,755 thousand (2021: $35,360 thousand) of uncertain tax liabilities related to possible adverse outcomes of this matter, and income tax payable through a related party loan with Glencore Investment Pty Limited via parent net investment, the head entity of the tax consolidated group (see note 2.15 ‘Income taxes’ and note 22). The increase in the liability during the year of $12,395 thousand (2021: reduction in liability of $118,846 thousand) has been calculated based on the latest estimate by the Company, relevant court rulings, and other factual developments. The reduction in the prior year reflects the resolution of the matter in favour of the Company for certain years following court judgements determining that the price the Company received for the sale of copper concentrate was within an arm’s length range.

9.	Income taxes

Income taxes consist of the following:

US$thousand	2021	2020
Current income tax benefit/(expense)	100,858	(33,602)
Adjustments in respect of current income tax	(1,275)	(3,018)
Total income tax benefit/(expense)	99,583	(36,620)
Deferred income tax (expense)/benefit	(1,638)	4,318
Adjustments in respect of prior year deferred income tax	2,114	1,261
Total deferred income tax benefit	476	5,579
Total income tax benefit/(expense) reported in the statement of profit or loss	100,059	(31,041)

Reconciliation of income tax benefit/(expense) and the accounting profit multiplied by Australia’s domestic tax rate:

US$thousand	2021	2020
Profit before income taxes	66,436	1,904
Income tax expense calculated at the Australian income tax rate of 30% (2020: 30%)	(19,931)	(571)
Tax effects of:
Movement in uncertain tax positions	118,846	(28,712)
Utilization and changes in recognition of tax losses and temporary differences	305	—
Adjustments in respect of prior years	839	(1,758)
Income tax benefit/(expense)	100,059	(31,041)

Deferred taxes

Deferred taxes as at December 31, 2021 and 2020 are attributable to the items in the table below:

		Recognized
US$thousand	2021	in profit or loss	2020
Deferred tax liabilities
Depreciation and amortization	(22,372)	4,039	(26,411)
Provisions and payables	11,648	1,495	10,153
Receivables and consumables	(3,335)	(5,058)	1,723
Total	(14,059)	476	(14,535)
Total deferred tax – net	(14,059)	476	(14,535)

		Recognized
US$thousand	2020	in profit or loss	2019
Deferred tax liabilities
Depreciation and amortization	(26,411)	4,460	(30,871)
Provisions and payables	10,153	40	10,113
Receivables and consumables	1,723	1,079	644
Total	(14,535)	5,579	(20,114)
Total deferred tax – net	(14,535)	5,579	(20,114)

Income tax judgements and uncertain tax liabilities

The Company assesses its liabilities and contingencies for all tax years open to audit based upon the latest information available. Inherent uncertainties exist in estimates of tax contingencies due to complexities of interpretation and changes in tax laws. For those matters where it is probable that an adjustment will be made, the Company records its reasoned estimate of these tax liabilities, including related penalty and interest charges. The estimate consists of a transfer pricing matter, in respect of the price charged for commodity sales to Glencore International AG (refer to note 5), that has been open for a number of years and may take several more years to resolve. In recognizing a provision for the taxation exposures, consideration was given to the range of possible outcomes to determine the Company’s best estimate of the amount to provide. As at December 31, 2021, the Company has recognized $35,360 thousand (2020: $154,206 thousand; January 1, 2020: $125,494 thousand) of uncertain tax liabilities related to possible adverse outcomes of this matter, and income tax payable through a related party loan with Glencore Investment Pty Limited via parent net investment, the head entity of the tax consolidated group (see note 2.16 ‘Income taxes’ and note 22). The reduction in the liability during the year of $118,846 thousand (2020: increase in liability of $28,712 thousand) reflects the resolution of the transfer pricing matter in favour of the Company for certain years following court judgements determining that the price the Company received for the sale of copper concentrate was within an arm’s length range. The remaining balance has been calculated based on the latest estimate by the Company, relevant court rulings, and other factual developments.